Summary of Significant Accounting Policies - Schedule of Sets Forth Revenue by Platforms (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
TOTAL	¥ 1,241,621	$ 177,549	¥ 1,363,384	¥ 1,464,871
Showself [Member]
Disaggregation of Revenue [Line Items]
TOTAL	319,672	45,712	330,271	334,186
Lehai [Member]
Disaggregation of Revenue [Line Items]
TOTAL	288,809	41,299	330,279	263,517
Haixiu [Member]
Disaggregation of Revenue [Line Items]
TOTAL	214,460	30,667	271,809	245,049
Beelive [Member]
Disaggregation of Revenue [Line Items]
TOTAL	214,066	30,611	212,035	304,730
Hongle [Member]
Disaggregation of Revenue [Line Items]
TOTAL	166,977	23,878	198,142	297,780
Technical services and others [Member]
Disaggregation of Revenue [Line Items]
TOTAL	¥ 37,637	$ 5,382	¥ 20,848	¥ 19,609